LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Impairment charge of ROU asset	$ 6,859	$ 16,575
Sublease rental payments due in the future	22,700
Additional operating lease payments	$ 3,100
Additional operating lease payments term	5 years